Shareholder Report, Average Annual Return (Details) 194683_Themes Natural Monopoly ETF_TF_TSR Annual {TF}	12 Months Ended	22 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Natural Monopoly ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Themes Natural Monopoly ETF
Average Annual Return, Percent	10.82%	16.43%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	22.46%
Solactive Natural Monopoly Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive Natural Monopoly Index
Average Annual Return, Percent	11.13%	16.77%